Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Retail Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Retail Shares
Trading Symbol	HJIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Shares	$148	1.25%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  outperformed the MSCI ACWI ex-USA Net Index (USD) for the fiscal year ended October 31, 2025.
WHAT FACTORS INFLUENCED PERFORMANCE
In this unprecedented time of global turbulence, we see resiliency in the fundamentals and earnings growth of our portfolio holdings in most economic scenarios. Amid the ongoing market volatility and geopolitical uncertainties, the Fund’s subadviser, Hardman Johnston  Global Advisors LLC, has steadfastly adhered to its proprietary and proven investment process which allowed the Fund to navigate this environment and outperform the MSCI ACWI ex-USA Index. Within the Fund, Industrials and Consumer Discretionary were the largest active sector contributors relative to the benchmark index. Information Technology and Communication Services were the largest sector detractors. Regionally, Europe was the largest contributor and Emerging Markets was the largest detractor relative to the MSCI ACWI ex-USA Index.

Top Contributors
↑	Rheinmatall AG
↑	Mitsubishi Heavy Industries, Ltd.
↑	Standard Chartered PLC
↑	Prosus N.V.
↑	Airbus SE

Top Detractors
↓	Novo Nordisk
↓	Prysmian S.p.A.
↓	STMicroelectronics NV
↓	LVMH
↓	ICICI Bank Limited

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Retail Shares	36.92	8.82	8.12
MSCI ACWI ex USA Net Index (USD)	24.93	11.18	7.97
MSCI EAFE Net Index (USD)	23.03	12.33	8.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hardmanjohnstonfunds.com/literature/ for more recent performance information.
Net Assets	$ 114,052,265
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 384,961
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$114,052,265
Number of Holdings	25
Net Advisory Fee Paid	$384,961
Portfolio Turnover Rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Prosus NV	5.9%
Sandoz Group AG	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Mitsubishi Heavy Industries Ltd.	5.6%
Standard Chartered PLC	5.4%
Airbus SE	5.4%
ASML Holding NV	5.4%
Hitachi Ltd.	5.2%
Prysmian SpA	5.0%
Safran SA	4.9%

Top Sectors*	(% of Net Assets)
Industrials	35.0%
Information Technology	17.8%
Consumer Discretionary	16.7%
Health Care	14.7%
Financials	14.3%
Communication Services	1.4%
Cash & Other	0.1%

Geographic Breakdown	(% of Net Assets)
Netherlands	18.9%
Japan	15.6%
Germany	15.3%
United Kingdom	11.9%
France	8.4%
Italy	7.5%
Switzerland	5.7%
Taiwan	5.7%
India	4.3%
Cash & Other	6.7%
[1]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Institutional Shares
Trading Symbol	HJIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$119	1.00%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  outperformed the MSCI ACWI ex-USA Net Index (USD) for the fiscal year ended October 31, 2025.
WHAT FACTORS INFLUENCED PERFORMANCE
In this unprecedented time of global turbulence, we see resiliency in the fundamentals and earnings growth of our portfolio holdings in most economic scenarios. Amid the ongoing market volatility and geopolitical uncertainties, the Fund’s subadviser, Hardman Johnston  Global Advisors LLC, has steadfastly adhered to its proprietary and proven investment process which allowed the Fund to navigate this environment and outperform the MSCI ACWI ex-USA Index. Within the Fund, Industrials and Consumer Discretionary were the largest active sector contributors relative to the benchmark index. Information Technology and Communication Services were the largest sector detractors. Regionally, Europe was the largest contributor and Emerging Markets was the largest detractor relative to the MSCI ACWI ex-USA Index.

Top Contributors
↑	Rheinmatall AG
↑	Mitsubishi Heavy Industries, Ltd.
↑	Standard Chartered PLC
↑	Prosus N.V.
↑	Airbus SE

Top Detractors
↓	Novo Nordisk
↓	Prysmian S.p.A.
↓	STMicroelectronics NV
↓	LVMH
↓	ICICI Bank Limited

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/14/2018)
Institutional Shares	37.23	9.11	8.03
MSCI ACWI ex USA Net Index (USD)	24.93	11.18	6.66
MSCI EAFE Net Index (USD)	23.03	12.33	7.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://hardmanjohnstonfunds.com/literature/ for more recent performance information.
Net Assets	$ 114,052,265
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 384,961
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$114,052,265
Number of Holdings	25
Net Advisory Fee Paid	$384,961
Portfolio Turnover Rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Prosus NV	5.9%
Sandoz Group AG	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Mitsubishi Heavy Industries Ltd.	5.6%
Standard Chartered PLC	5.4%
Airbus SE	5.4%
ASML Holding NV	5.4%
Hitachi Ltd.	5.2%
Prysmian SpA	5.0%
Safran SA	4.9%

Top Sectors*	(% of Net Assets)
Industrials	35.0%
Information Technology	17.8%
Consumer Discretionary	16.7%
Health Care	14.7%
Financials	14.3%
Communication Services	1.4%
Cash & Other	0.1%

Geographic Breakdown	(% of Net Assets)
Netherlands	18.9%
Japan	15.6%
Germany	15.3%
United Kingdom	11.9%
France	8.4%
Italy	7.5%
Switzerland	5.7%
Taiwan	5.7%
India	4.3%
Cash & Other	6.7%
[2]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.